The Proposed Merger with AFE (Q2) (Details)		6 Months Ended		12 Months Ended
	Oct. 10, 2019 USD ($) Days $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Oct. 24, 2017 $ / shares
Warrants exercise price | $ / shares		$ 32.00		$ 32.00	$ 32.00	$ 32.00
Proceeds from debentures		$ 1,000,000			$ 8,000,000
Merger Warrants [Member] | Maximum [Member]
Common stock, outstanding shares percentage	19.99%
Placement Agent [Member]
Warrants exercise price | $ / shares						$ 32.00
Merger Debentures [Member]
Share issued price per share, description	Interest on the Merger Debentures is payable quarterly in arrears, at the option of the holder, in the form of shares of common stock, to be issued at a price of the lower of $3.00 per share and the 10-day trailing VWAP for the period immediately prior to the due date of the interest payment, or in kind. The Merger Debentures are convertible at any time by the holders into shares of common stock at a price of $3.00 per share, and the Company can require conversion into shares of common stock at a price of $3.00 per share if the common stock trades at or above $10.00 per share for ten consecutive trading days.
Trading days | Days	10
Share issued price per share | $ / shares	$ 3.00
Conversion price per share | $ / shares	3.00
Merger Debentures [Member] | Common Stock Trades or Above [Member]
Conversion price per share | $ / shares	10.00
Merger Debentures [Member] | New Placement Agent Warrant [Member]
Warrants exercise price | $ / shares	$ 3.00
Warrants exercisable term	5 years
Merger Debentures [Member] | Merger Warrants [Member]
Warrants exercise price | $ / shares	$ 3.00
Merger Debentures [Member] | Series A Merger Warrants [Member]
Warrants exercise price | $ / shares	$ 3.00
Warrants exercisable term	5 years
Merger Debentures [Member] | Series B Merger Warrants [Member]
Warrants exercise price | $ / shares	$ 6.00
Warrants exercisable term	5 years
AFE [Member] | Merger Debentures [Member]
Loan amount	$ 350,000	$ 115,000
Debt rate, percentage	11.00%	11.00%
Merger Agreement [Member] | AFE [Member]
Shares issued in acquisition to parent company | shares	3,875,000
Share Exchange Agreement [Member] | BFR [Member]
Ownership percentage	37.00%
New Purchase Agreement [Member]
Proceeds from debentures	$ 1,000,000
Proceeds from debentures less certain legal costs and escrow fees	$ 966,000
Warrants exercisable term		5 years
New Purchase Agreement [Member] | New Debenture Warrants [Member]
Warrants exercise price | $ / shares	$ 3.00
New Purchase Agreement [Member] | New Placement Agent Warrant [Member]
Warrants exercise price | $ / shares	$ 6.00
New Purchase Agreement [Member] | Merger Debentures [Member] | On or Before October 14, 2019 [Member]
Proceeds from debentures	$ 1,000,000
New Purchase Agreement [Member] | Merger Debentures [Member] | Upon the filing of the proxy statement [Member]
Proceeds from debentures	500,000
New Purchase Agreement [Member] | Merger Debentures [Member] | Within Two Business Days of Stockholder's Approval [Member]
Proceeds from debentures	500,000
New Purchase Agreement [Member] | Placement Agent [Member]
Placement agent fees	$ 140,000
Placement agent fees, percentage	7.00%
Warrants exercisable term	5 years
New Purchase Agreement [Member] | New Debentures and New Debenture Warrants [Member]
Proceeds from interim financing	$ 2,000,000
New Purchase Agreement [Member] | Merger Debentures [Member]
Proceeds from debentures	2,000,000
New Purchase Agreement [Member]
Proceeds from debentures	1,000,000
Proceeds from debentures less certain legal costs and escrow fees	966,000
New Purchase Agreement [Member] | Placement Agent [Member]
Placement agent fees	$ 140,000
Placement agent fees, percentage	7.00%
New Purchase Agreement [Member] | Merger Debentures [Member]
Proceeds from debentures	$ 2,000,000
New Purchase Agreement [Member] | Merger Debentures [Member] | On or Before October 14, 2019 [Member]
Proceeds from debentures	1,000,000
New Purchase Agreement [Member] | Merger Debentures [Member] | Upon the filing of the proxy statement [Member]
Proceeds from debentures	500,000
New Purchase Agreement [Member] | Merger Debentures [Member] | Within Two Business Days of Stockholder's Approval [Member]
Proceeds from debentures	$ 500,000